Schedule of changes in provisions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Provisions, ending	R$ 1,448,493	R$ 1,252,302	R$ 1,035,808	R$ 892,862
Additional provisions	250,374	270,575	348,388
Interest and inflation adjustment	216,855	295,777	252,243
Use of the accrual	(144,847)	(214,689)	(250,280)
Amounts not used (reversal)	(126,191)	(135,169)	(207,405)
Customer Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions, ending	168,258	160,705	253,665	290,649
Additional provisions	32,996	16,465	57,314
Interest and inflation adjustment	29,685	19,638	53,929
Use of the accrual	(30,972)	(78,640)	(99,379)
Amounts not used (reversal)	(24,156)	(50,423)	(48,848)
Supplier Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions, ending	477,854	410,734	153,654	67,985
Additional provisions	92,135	149,566	54,223
Interest and inflation adjustment	90,788	201,259	102,686
Use of the accrual	(71,238)	(68,801)	(42,948)
Amounts not used (reversal)	(44,565)	(24,944)	(28,292)
Other Civil Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions, ending	95,601	86,083	93,910	98,302
Additional provisions	15,477	15,944	28,888
Interest and inflation adjustment	12,850	11,109	18,713
Use of the accrual	(10,056)	(23,009)	(9,766)
Amounts not used (reversal)	(8,753)	(11,871)	(42,227)
Tax Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions, ending	57,509	59,678	59,143	63,335
Additional provisions	8,630	4,333	11,821
Interest and inflation adjustment	8,054	2,737	2,918
Use of the accrual	(15,133)	(1,875)	(4,982)
Amounts not used (reversal)	(3,720)	(4,660)	(13,949)
Labor Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions, ending	349,962	316,880	325,129	302,935
Additional provisions	100,245	61,782	167,995
Interest and inflation adjustment	36,373	35,541	61,483
Use of the accrual	(66,220)	(61,039)	(112,084)
Amounts not used (reversal)	(37,316)	(44,533)	(95,200)
Environmental Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions, ending	331,326	249,582	192,950	170,419
Additional provisions	40,477	35,392	42,198
Interest and inflation adjustment	50,957	27,718	24,358
Use of the accrual	(33)		(312)
Amounts not used (reversal)	(9,657)	(6,478)	(43,713)
Subtotal Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions, ending	1,480,510	1,283,662	1,078,451	993,625
Additional provisions	289,960	283,482	362,439
Interest and inflation adjustment	228,707	298,002	264,087
Use of the accrual	(193,652)	(233,364)	(269,471)
Amounts not used (reversal)	(128,167)	(142,909)	(272,229)
Escrow Deposit [Member]
IfrsStatementLineItems [Line Items]
Provisions, ending	(32,017)	(31,360)	(42,643)	R$ (100,763)
Additional provisions	(39,586)	(12,907)	(14,051)
Interest and inflation adjustment	(11,852)	(2,225)	(11,844)
Use of the accrual	48,805	18,675	19,191
Amounts not used (reversal)	R$ 1,976	R$ 7,740	R$ 64,824